34 Operating Segments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
ASSETS	R$ 46,784,664
CURRENT ASSETS	11,407,431
Noncurrent assets	35,377,233
Long term assets	16,090,279	R$ 10,862,630
Investments	2,729,517	2,523,179	R$ 2,368,234
Property, plant and equipment	9,495,460	10,592,103
Intangible assets	6,929,456	6,332,611
Right-of-use asset	132,521	92,831
Electric energy GET [member]
Disclosure of operating segments [line items]
ASSETS	20,945,910	19,457,551
CURRENT ASSETS	3,137,219	2,039,443
Noncurrent assets	17,808,691	17,418,108
Long term assets	5,561,545	5,054,560
Investments	2,574,402	2,371,374
Property, plant and equipment	9,420,859	9,735,093
Intangible assets	223,222	233,973
Right-of-use asset	28,663	23,108
Electric energy DIS [member]
Disclosure of operating segments [line items]
ASSETS	20,407,088	13,434,522
CURRENT ASSETS	6,198,414	4,631,991
Noncurrent assets	14,208,674	8,802,531
Long term assets	7,915,662	3,051,058
Investments	808	813
Property, plant and equipment
Intangible assets	6,203,387	5,703,686
Right-of-use asset	88,817	46,974
Electric energy Com [member]
Disclosure of operating segments [line items]
ASSETS	1,053,099	690,372
CURRENT ASSETS	390,695	229,630
Noncurrent assets	662,404	460,742
Long term assets	660,229	460,312
Investments		247
Property, plant and equipment	224	53
Intangible assets	1,833	123
Right-of-use asset	118	7
TEL [member]
Disclosure of operating segments [line items]
ASSETS	1,565,593	1,527,098
CURRENT ASSETS	666,654	528,754
Noncurrent assets	898,939	998,344
Long term assets	136,527	137,770
Investments
Property, plant and equipment	734,172	833,974
Intangible assets	16,993	19,844
Right-of-use asset	11,247	6,756
GAS [member]
Disclosure of operating segments [line items]
ASSETS	749,434	904,993
CURRENT ASSETS	245,028	313,896
Noncurrent assets	504,406	591,097
Long term assets	358,719	576,190
Investments
Property, plant and equipment
Intangible assets	132,366
Right-of-use asset	13,321	14,907
HOL [member]
Disclosure of operating segments [line items]
ASSETS	4,733,847	3,183,677
CURRENT ASSETS	2,543,995	1,127,469
Noncurrent assets	2,189,852	2,056,208
Long term assets	2,007,064	1,879,619
Investments	154,307	150,746
Property, plant and equipment	24,500	22,983
Intangible assets	2,379	1,781
Right-of-use asset	1,602	1,079
Reclassifications note 40 [member]
Disclosure of operating segments [line items]
ASSETS	(1,230,546)
CURRENT ASSETS	(380,954)
Noncurrent assets	(849,592)
Long term assets	(110,834)
Investments
Property, plant and equipment	(716,924)
Intangible assets	(10,587)
Right-of-use asset	(11,247)
Intersegment operations [member]
Disclosure of operating segments [line items]
ASSETS	(1,439,761)	(885,662)
CURRENT ASSETS	(1,393,620)	(961,987)
Noncurrent assets	(46,141)	76,325
Long term assets	(438,633)	(296,879)
Investments
Property, plant and equipment	32,629
Intangible assets	359,863	373,204
Right-of-use asset